Trade Receivables, Other Receivables and Prepayments - Schedule of Trade and Other Receivables (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Trade and Other Receivables [Abstract]
Trade receivables	$ 5,092,957	$ 4,655,951
Allowance for expected credit losses
Total	$ 5,092,957	$ 4,655,951